TAXES ON INCOME (Schedule of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Balance at January 1	$ 2,910	$ 1,494
Increase (decrease) in uncertain tax positions for the previous years, net	(804)
Increase in uncertain tax positions for the current year	2,725	1,416
Balance at December 31	$ 4,831	$ 2,910